Consolidated statement of cash flows - additional details - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Change in other financial receivables from former parent	$ 0	$ 39	$ 26
Financial Liabilities
Proceeds from non-current financial debts, net of issuance costs	744	3,724	0
Repayment of non-current financial debts	0	(509)	0
Proceeds from Bridge Facility, net of issuance costs	0	1,495	0
Repayment of Bridge Facility	0	(1,500)	0
Change in current financial debts	(139)	202	(6)
Change in other financial liabilities to former parent	0	(67)	21
Lease liabilities
Lease liabilities, beginning balance	341
Payments of lease liabilities, net	(69)	(52)	0
Lease liabilities, ending balance	385	341
Non-current financial debt [member]
Financial Liabilities
Financial liabilities, beginning balance	3,218	0
Proceeds from non-current financial debts, net of issuance costs	744	3,724
Repayment of non-current financial debts		(509)
Change in current financial debts	0
Amortization of discounts on financial debts	1
Changes in fair values and other non-cash changes, net	4	2
Currency translation effects	37	1
Reclassification from non-current to current	(55)
Financial liabilities, ending balance	3,949	3,218	0
Current financial debt [member]
Financial Liabilities
Financial liabilities, beginning balance	261	47
Proceeds from non-current financial debts, net of issuance costs	0
Proceeds from Bridge Facility, net of issuance costs		1,495
Repayment of Bridge Facility		(1,500)
Change in current financial debts	(139)	202
Amortization of discounts on financial debts	0
Changes in fair values and other non-cash changes, net	(9)	20
Currency translation effects	1	(3)
Reclassification from non-current to current	55
Financial liabilities, ending balance	169	261	47
Other financial liabilities to former parent [member]
Financial Liabilities
Financial liabilities, beginning balance	0	67
Change in other financial liabilities to former parent		(67)
Financial liabilities, ending balance		0	67
Non-current Lease liabilities [member]
Lease liabilities
Lease liabilities, beginning balance	280	89
New leases	96
Payments of lease liabilities, net	0	0
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	0	0
Changes in fair values and other non-cash changes, net	(2)	(2)
Currency translation effects	10	1
Reclassification from non-current to current	(69)	(56)
Lease liabilities, ending balance	315	280	89
Non-current Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Lease liabilities
Lease liabilities, beginning balance		248
Lease liabilities, ending balance			248
Current Lease liabilities [member]
Lease liabilities
Lease liabilities, beginning balance	61	0
New leases	11
Payments of lease liabilities, net	(69)	(52)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(12)	(5)
Changes in fair values and other non-cash changes, net	8	8
Currency translation effects	2	0
Reclassification from non-current to current	69	56
Lease liabilities, ending balance	70	61	0
Current Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Lease liabilities
Lease liabilities, beginning balance		54
Lease liabilities, ending balance			54
Other financial receivables from former parent [member]
Financial Assets
Financial assets, ending balance		0	$ (39)
Change in other financial receivables from former parent		39
Financial assets, beginning balance	$ 0	$ (39)